Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share
Net income	$ 1,849	$ 1,820	$ 1,740	$ 1,993	$ 2,390	$ 2,392	$ 2,280	$ 1,888	$ 7,402	$ 8,950
Less allocated earnings on non-vested restricted stock									(97)	(167)
Less allocated dividends on non-vested restricted stock									(243)	(190)
Net income allocated to common stockholders									$ 7,062	$ 8,593
Weighted Average Shares, Basic									5,539,653	5,490,488
Weighted Average Shares, Diluted									5,539,653	5,490,488
Basic earnings per share (in dollars per share)	$ 0.31	$ 0.31	$ 0.3	$ 0.35	$ 0.42	$ 0.42	$ 0.4	$ 0.33	$ 1.27	$ 1.57
Diluted earnings per share (in dollars per share)	$ 0.31	$ 0.31	$ 0.3	$ 0.35	$ 0.42	$ 0.42	$ 0.4	$ 0.33	$ 1.27	$ 1.57